BALANCES IN FOREIGN CURRENCY AND FOREIGN CURRENCY EXCHANGE RATE IMPACT IN PROFIT OR LOSS.	12 Months Ended
Dec. 31, 2023
Disclosure Of EffectOf ChangesIn Foreign Exchange Rates Explanatory [Abstract]
Disclosure of effect of changes in foreign exchange rates [text block]
NOTE 11. BALANCES IN FOREIGN CURRENCY AND FOREIGN CURRENCY EXCHANGE RATE IMPACT IN PROFIT OR LOSS.

December 31, 2023	U.S dollar	Euros	Brazilian real	Argentine pesos	Mexican pesos	Other currencies	Chilean pesos	U.F.	Total
	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$
Assets
Current assets
Cash and cash equivalents	310,108	6,532	30,402	58,592	26,439	3,149	134,786	-	570,008
Other current financial assets	20,303	-	-	25,301	-	-	-	-	45,604
Other current non-financial assets	61,669	569	31,594	2,945	2,975	8,671	131,831	-	240,254
Trade and other current receivables	711,883	30,330	67,137	19,916	34,234	640	115,907	17,855	997,902
Accounts receivable due from related companies	14	-	-	174	-	-	2,428	-	2,616
Current Inventories	1,234,477	-	117,927	-	46,389	-	1,053	-	1,399,846
Current biological assets	298,703	-	72,254	-	-	-	-	-	370,957
Current tax assets	103,781	-	3,716	-	9,007	1,388	1,139	-	119,031
Non-current assets or disposal groups classified as held for sale	2,740,938	37,431	323,030	106,928	119,044	13,848	387,144	17,855	3,746,218
Non-current assets or disposal groups classified as held for sale	107	-	429,197	-	56	-	-	-	429,360
Total current assets	2,741,045	37,431	752,227	106,928	119,100	13,848	387,144	17,855	4,175,578

Non-current assets
Other non-current financial assets	33,512	-	-	-	-	-	-	-	33,512
Other non-current non-financial assets	71,784	-	28,415	4,965	620	8	382	-	106,174
Trade and other non-current receivables	13,613	-	21,614	-	-	-	1,889	64,385	101,501
Investments accounted for using equity method	137,746	215,322	34,557	-	-	-	35,986	-	423,611
Intangible assets other than goodwill	62,868	-	3,352	-	211	-	-	-	66,431
Goodwill	41,458	-	14,433	-	-	-	-	-	55,891
Property, plant and equipment	9,037,099	-	406,713	-	162,067	-	1,237	-	9,607,116
Right of use assets	203,637	-	395,560	-	1,164	-	-	-	600,361
Non-current biological assets	2,496,739	-	154,883	-	-	-	-	-	2,651,622
Deferred tax assets	81,309	-	6,947	-	311	-	-	-	88,567
Total non-current assets	12,179,765	215,322	1,066,474	4,965	164,373	8	39,494	64,385	13,734,786

Total assets	14,920,810	252,753	1,818,701	111,893	283,473	13,856	426,638	82,240	17,910,364

December 31, 2023	U.S dollar	Euros	Brazilian real	Argentine pesos	Mexican pesos	Other currencies	Chilean pesos	U.F.	Total
	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$
Liabilities
Current liabilities
Other current financial liabilities	935,282	72,415	19,143	496	-	-	-	55,189	1,082,525
Current lease liabilities	11,215	95	17,487	-	1,879	66	11,107	5,393	47,242
Trade and other current payables	150,867	18,933	88,484	46,403	18,336	14,609	381,289	41,534	760,455
Accounts payable to related companies	-	-	-	-	-	-	6,958	-	6,958
Other short-term provisions	2,542	-	-	-	-	-	18	1,345	3,905
Current tax liabilities	13,313	-	5	-	-	-	-	-	13,318
Current provisions for employee benefits	-	-	-	-	-	-	7,863	-	7,863
Other current non-financial liabilities	6,868	61	25,086	3,014	7,827	1	7,291	-	50,148
Current liabilities other than liabilities included in disposal groups classified as held for sale	1,120,087	91,504	150,205	49,913	28,042	14,676	414,526	103,461	1,972,414
Liabilities included in disposal groups classified as held for sale	-	-	99,328	-	-	-	-	-	99,328
Total liabilities, current	1,120,087	91,504	249,533	49,913	28,042	14,676	414,526	103,461	2,071,742

Non-current liabilities
Other non-current financial liabilities	3,453,766	342,013	186,687	-	-	-	-	1,539,102	5,521,568
Non-current lease liabilities	114,984	55	346,524	-	1,661	130	22,382	26,404	512,140
Other non-current payables	22,814	-	9,714	-	-	-	18,049	-	50,577
Non-current accounts payable to related companies	15,400	-	-	-	-	-	7,581	-	22,981
Other long-term provisions	-	-	3,299	25,352	-	-	-	-	28,651
Deferred tax liabilities	1,289,086	-	29,744	-	7,193	-	217,601	-	1,543,624
Non-current provisions for employee benefits	-	-	-	-	1,209	-	85,253	-	86,462
Other non-current non-financial liabilities	-	-	63,574	6	-	-	10	-	63,590
Total non-current liabilities	4,896,050	342,068	639,542	25,358	10,063	130	350,876	1,565,506	7,829,593

Total liabilities	6,016,137	433,572	889,075	75,271	38,105	14,806	765,402	1,668,967	9,901,335

December 31, 2022	U.S. dollar	Euros	Brazilian real	Argentine pesos	Mexican pesos	Other currencies	Chilean pesos	U.F.	Total
	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$
Assets
Current assets
Cash and cash equivalents	395,254	4,884	103,829	97,859	28,564	26,793	10,024	-	667,207
Other current financial assets	15,350	-	-	-	-	-	-	-	15,350
Other current non-financial assets	74,898	115	17,745	5,333	2,979	7,406	97,583	-	206,059
Trade and other current receivables	614,204	36,425	50,646	33,287	33,089	1,972	97,616	6,056	873,295
Accounts receivable due from related companies	-	-	-	4,713	-	-	2,850	-	7,563
Current Inventories	1,298,649	-	130,707	-	39,353	-	1,302	-	1,470,011
Current biological assets	264,858	-	65,577	-	-	-	-	-	330,435
Current tax assets	174,287	-	8,333	10,296	9,495	1,137	174	-	203,722
Non-current assets or disposal groups classified as held for sale	2,837,500	41,424	376,837	151,488	113,480	37,308	209,549	6,056	3,773,642
Non-current assets or disposal groups classified as held for sale	1,215	-	15	-	49	-	-	-	1,279
Total current assets	2,838,715	41,424	376,852	151,488	113,529	37,308	209,549	6,056	3,774,921

Non-current assets
Other non-current financial assets	63,321	-	-	-	-	-	-	-	63,321
Other non-current non-financial assets	2,980	-	16,022	97	742	8	72,665	-	92,514
Trade and other non-current receivables	5,880	-	-	-	-	-	3,434	23,360	32,674
Investments accounted for using equity method	87,826	203,443	36,489	-	-	-	37,913	-	365,671
Intangible assets other than goodwill	71,141	-	1,940	-	358	-	-	-	73,439
Goodwill	41,408	-	13,392	-	-	-	-	-	54,800
Property, plant and equipment	9,024,490	-	389,522	-	127,120	-	1,203	-	9,542,335
Right of use assets	161,087	-	144,626	-	774	-	-	-	306,487
Non-current biological assets	2,549,796	-	315,139	-	-	-	-	-	2,864,935
Deferred tax assets	5,035	-	3,500	-	476	-	-	-	9,011
Total non-current assets	12,012,964	203,443	920,630	97	129,470	8	115,215	23,360	13,405,187

Total assets	14,851,679	244,867	1,297,482	151,585	242,999	37,316	324,764	29,416	17,180,108

December 31, 2022	U.S. dollar	Euros	Brazilian real	Argentine pesos	Mexican pesos	Other currencies	Chilean pesos	U.F.	Total
	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$
Liabilities
Current liabilities
Other current financial liabilities	252,091	69,139	2,810	17	-	-	-	51,394	375,451
Current lease liabilities	10,636	91	10,063	-	1,579	23	10,716	3,676	36,784
Trade and other current payables	234,226	23,277	82,988	54,078	16,791	10,476	351,646	39,356	812,838
Accounts payable to related companies	202	-	-	-	-	-	14,078	-	14,280
Other short-term provisions	7,934	-	264	-	-	-	-	1,315	9,513
Current tax liabilities	19,482	5,123	1,512	-	752	-	-	-	26,869
Current provisions for employee benefits	-	-	-	-	-	-	7,571	-	7,571
Other current non-financial liabilities	192,359	51	33,011	5,120	4,828	16	7,593	-	242,978
Total current liabilities	716,930	97,681	130,648	59,215	23,950	10,515	391,604	95,741	1,526,284

Non-current liabilities
Other non-current financial liabilities	3,637,416	386,186	67,080	-	-	-	-	1,064,689	5,155,371
Non-current lease liabilities	120,656	110	91,206	-	1,659	-	549	13,260	227,440
Other non-current payables	-	-	2,462	-	-	-	17,654	-	20,116
Non-current accounts payable to related companies	-	-	-	-	-	-	6,731	-	6,731
Other long-term provisions	1,677	-	12,512	26,517	-	-	-	-	40,706
Deferred tax liabilities	1,681,957	-	97,822	-	6,136	-	-	-	1,785,915
Non-current provisions for employee benefits	-	-	-	-	957	-	86,732	-	87,689
Other non-current non-financial liabilities	-	-	69,849	10	-	-	13	-	69,872
Total non-current liabilities	5,441,706	386,296	340,931	26,527	8,752	-	111,679	1,077,949	7,393,840

Total liabilities	6,158,636	483,977	471,579	85,742	32,702	10,515	503,283	1,173,690	8,920,124

	12-31-2023			12-31-2022
	Up to 90 days ThU.S.$	From 91 days to 1 year ThU.S.$	Total ThU.S.$	Up to 90 days ThU.S.$	From 91 days to 1 year ThU.S.$	Total ThU.S.$
Total current liabilities	1,030,309	1,041,433	2,071,742	1,241,515	284,769	1,526,284

Other current financial liabilities	124,220	958,305	1,082,525	141,110	234,341	375,451
U.S. dollar	116,665	818,617	935,282	138,283	113,808	252,091
Euros	-	72,415	72,415	-	69,139	69,139
Brazilian real	7,059	12,084	19,143	2,810	-	2,810
Argentine pesos	496	-	496	17	-	17
U.F.	-	55,189	55,189	-	51,394	51,394

Bank borrowings	86,243	388,779	475,022	109,889	167,905	277,794
U.S. dollar	79,184	304,280	383,464	107,079	98,766	205,845
Euros	-	72,415	72,415	-	69,139	69,139
Brazilian real	7,059	12,084	19,143	2,810	-	2,810

Other borrowings	37,977	569,526	607,503	31,221	66,436	97,657
U.S. dollar	37,481	514,337	551,818	31,204	15,042	46,246
Argentine pesos	496	-	496	17	-	17
U.F.	-	55,189	55,189	-	51,394	51,394

Current lease liabilities	16,911	30,331	47,242	11,339	25,445	36,784
U.S. dollar	3,184	8,031	11,215	2,799	7,837	10,636
Euros	24	71	95	24	67	91
Brazilian real	8,848	8,639	17,487	2,240	7,823	10,063
Mexican pesos	458	1,421	1,879	457	1,122	1,579
Other currencies	16	50	66	2	21	23
Chilean pesos	2,648	8,459	11,107	4,264	6,452	10,716
U.F.	1,733	3,660	5,393	1,553	2,123	3,676

Trade and other current payables	744,010	16,445	760,455	795,533	17,305	812,838
U.S. dollar	150,702	165	150,867	233,932	294	234,226
Euros	18,933	-	18,933	23,271	6	23,277
Brazilian real	72,204	16,280	88,484	66,586	16,402	82,988
Argentine pesos	46,403	-	46,403	54,078	-	54,078
Mexican pesos	18,336	-	18,336	16,188	603	16,791
Other currencies	14,609	-	14,609	10,476	-	10,476
Chilean pesos	381,289	-	381,289	351,646	-	351,646
U.F.	41,534	-	41,534	39,356	-	39,356

Accounts payable to related companies	6,958	-	6,958	14,280	-	14,280
U.S. dollar	-	-	-	202	-	202
Chilean pesos	6,958	-	6,958	14,078	-	14,078

Other short-term provisions	3,905	-	3,905	8,198	1,315	9,513
U.S. dollar	2,542	-	2,542	7,934	-	7,934
Brazilian real	-	-	-	264	-	264
Chilean pesos	18	-	18	-	-	-
U.F.	1,345	-	1,345	-	1,315	1,315

Current tax liabilities	1,567	11,751	13,318	24,251	2,618	26,869
U.S. dollar	1,562	11,751	13,313	16,864	2,618	19,482
Euros	-	-	-	5,123	-	5,123
Brazilian real	5	-	5	1,512	-	1,512
Mexican pesos	-	-	-	752	-	752

Current provisions for employee benefits	7,863	-	7,863	6,706	865	7,571
Chilean pesos	7,863	-	7,863	6,706	865	7,571

Other current non-financial liabilities	25,547	24,601	50,148	240,098	2,880	242,978
U.S. dollar	6,868	-	6,868	192,359	-	192,359
Euros	61	-	61	51	-	51
Brazilian real	2,935	22,151	25,086	33,011	-	33,011
Argentine pesos	3,014	-	3,014	5,120	-	5,120
Mexican pesos	7,827	-	7,827	4,828	-	4,828
Other currencies	1	-	1	16	-	16
Chilean pesos	4,841	2,450	7,291	4,713	2,880	7,593

Liabilities included in disposal groups classified as held for sale	99,328	-	99,328	-	-	-
Brazilian real	99,328	-	99,328	-	-	-

	12-31-2023				12-31-2022
	From 13 months to 3 years ThU.S.$	From 3 years to 5 years ThU.S.$	More than 5 years ThU.S.$	Total ThU.S.$	From 13 months to 3 years ThU.S.$	From 3 years to 5 years ThU.S.$	More than 5 years ThU.S.$	Total ThU.S.$
Total non-current liabilities	2,434,678	1,034,845	4,360,070	7,829,593	2,392,390	1,104,841	3,896,609	7,393,840

Other non-current financial liabilities	1,181,498	877,395	3,462,675	5,521,568	1,028,450	947,217	3,179,704	5,155,371
U.S. dollar	594,470	494,363	2,364,933	3,453,766	782,284	492,898	2,362,234	3,637,416
Euros	134,999	138,032	68,982	342,013	126,793	129,736	129,657	386,186
Brazilian real	155,703	30,984	-	186,687	31,943	35,137	-	67,080
U.F.	296,326	214,016	1,028,760	1,539,102	87,430	289,446	687,813	1,064,689

Bank borrowings	786,031	169,016	68,982	1,024,029	368,353	164,873	129,657	662,883
U.S. dollar	495,329	-	-	495,329	209,617	-	-	209,617
Euros	134,999	138,032	68,982	342,013	126,793	129,736	129,657	386,186
Brazilian real	155,703	30,984	-	186,687	31,943	35,137	-	67,080

Other borrowings	395,467	708,379	3,393,693	4,497,539	660,097	782,344	3,050,047	4,492,488
U.S. dollar	99,141	494,363	2,364,933	2,958,437	572,667	492,898	2,362,234	3,427,799
U.F.	296,326	214,016	1,028,760	1,539,102	87,430	289,446	687,813	1,064,689

Non-current lease liabilities	70,451	58,933	382,756	512,140	45,904	38,906	142,630	227,440
U.S. dollar	21,617	16,715	76,652	114,984	21,562	17,653	81,441	120,656
Euros	48	7	-	55	109	1	-	110
Brazilian real	20,403	26,754	299,367	346,524	17,335	16,375	57,496	91,206
Mexican pesos	1,386	275	-	1,661	1,646	13	-	1,659
Other currencies	96	34	-	130	-	-	-	-
Chilean pesos	15,933	4,661	1,788	22,382	197	352	-	549
U.F.	10,968	10,487	4,949	26,404	5,055	4,512	3,693	13,260

Non-current payable	27,763	-	22,814	50,577	2,462	-	17,654	20,116
U.S. dollar	-	-	22,814	22,814	-	-	-	-
Brazilian real	9,714	-	-	9,714	2,462	-	-	2,462
Chilean pesos	18,049	-	-	18,049	-	-	17,654	17,654

Non- current accounts payable to related companies	-	7,581	15,400	22,981	3,283	-	3,448	6,731
U.S. dollar	-	-	15,400	15,400	-	-	-	-
Chilean pesos	-	7,581	-	7,581	3,283	-	3,448	6,731

Other long-term provisions	28,543	108	-	28,651	40,706	-	-	40,706
U.S. dollar	-	-	-	-	1,677	-	-	1,677
Brazilian real	3,191	108	-	3,299	12,512	-	-	12,512
Argentine pesos	25,352	-	-	25,352	26,517	-	-	26,517

Deferred tax liabilities	985,219	82,142	476,263	1,543,624	1,152,877	94,256	538,782	1,785,915
U.S. dollar	758,669	81,004	449,413	1,289,086	1,088,336	92,026	501,595	1,681,957
Brazilian real	1,756	1,138	26,850	29,744	58,405	2,230	37,187	97,822
Mexican pesos	7,193	-	-	7,193	6,136	-	-	6,136
Chilean pesos	217,601	-	-	217,601	-	-	-	-

Non-current provisions for employee benefits	86,462	-	-	86,462	77,746	9,943	-	87,689
Mexican pesos	1,209	-	-	1,209	957	-	-	957
Chilean pesos	85,253	-	-	85,253	76,789	9,943	-	86,732

Other non-current non-financial liabilities	54,742	8,686	162	63,590	40,962	14,519	14,391	69,872
Brazilian real	54,726	8,686	162	63,574	40,939	14,519	14,391	69,849
Argentine pesos	6	-	-	6	10	-	-	10
Chilean pesos	10	-	-	10	13	-	-	13

The table below sets forth the subsidiaries that have determined a functional currency other than the U.S. dollar as follows:

Subsidiary	Country	Functional currency
Arauco Canada Ltd.	Canada	Canadian dollar
Arauco Celulose do Brasil	Brazil	Brazilian real
Arauco do Brasil S.A.	Brazil	Brazilian real
Arauco Florestal Arapoti S.A.	Brazil	Brazilian real
Arauco Forest Brasil S.A.	Brazil	Brazilian real
Arauco Industria de Mexico, S.A. de C.V.	Mexico	Mexican pesos
Arauco Industria de Paineis S.A.	Brazil	Brazilian real
Arauco MS Participações S.A.	Brazil	Brazilian real
Arauco Participações Florestais Ltda.	Brazil	Brazilian real
Araucomex Servicios, S.A. de C.V.	Mexico	Mexican pesos
Consorcio Protección Fitosanitaria Forestal S.A.	Chile	Chilean pesos
Empreendimentos Florestais Santa Cruz Ltda.	Brazil	Brazilian real
E2E SpA.	Chile	Chilean pesos
Leasing Forestal S.A.	Argentina	Argentine pesos
Lemu Earth SpA.	Chile	Chilean pesos
Mahal Empreendimentos e Participações S.A.	Brazil	Brazilian real
Novo Oeste Gestao de Ativos Florestais S.A.	Brazil	Brazilian real
Tecverde Engenharia S.A.	Brazil	Brazilian real

The table below shows a detail per company of the effect in the period of the reserve of exchange differences on translation:

	January - December
	2023	2022	2021
	ThU.S.$	ThU.S.$	ThU.S.$
Agrícola el Paque SpA.	(950)	-	-
Arauco Canada Ltd.	8,210	(16,249)	357
Arauco do Brasil S.A.	36,141	55,101	(25,371)
Arauco Florestal Arapoti S.A. (*)	42,281	4,582	(4,843)
Arauco Forest Brasil S.A. (*)	124,804	17,585	(21,990)
Arauco Industria México S.A. de C.V.	37,086	12,057	(3,008)
E2E SpA.	1,781	-	-
Sonae Arauco S.A.	7,197	(11,508)	(16,092)
Others	(98)	(3,702)	(2,928)
Total reserve of exchange differences on translation	256,452	57,866	(73,875)
(*) 2023 includes ThU.S.$ 135,171 of deferred taxes on investments in foreign subsidiaries and associate

classified as held for sale (see Note 22).

Effect of foreign exchange rates changes

	January - December
	2023	2022	2021
	ThU.S.$	ThU.S.$	ThU.S.$
Exchange differences recognized in profit or loss, except for those arising on financial instruments measured at fair value through profit or loss	(35,419)	(18,436)	9,022
Reserve of exchange differences on translation (with non-controlling interests)	121,470	57,867	(80,965)